CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	545,454	0	283,018	0
Preferred stock, shares issued	545,454	0	283,018	0
Preferred Stock, Shares Outstanding	545,454	0	283,018	0
Liquidation Preference Per Share	$ 11.00	$ 11.00	$ 10.60	$ 10.60